UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-208659-02

Central Index Key Number of the issuing entity: 0001713660

USAA Auto Owner Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-208659

Central Index Key Number of the depositor: 0001178049

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000908392

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Brett Seybold: (210) 456-2220

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103))

Explanatory Note

This Form ABS-EE/A is being filed to amend Exhibit 103 to Form ABS-EE that was filed with the Securities and Exchange Commission on January 22, 2019, as amended by the Form ABS-EE/A filed with the Securities and Exchange Commission on January 23, 2019, with respect to USAA Auto Owner Trust 2017-1 (the “January 2019 Form ABS-EE”).  Effective upon the filing of this Form ABS-EE/A, Exhibit 102 and 103 of the January 2019 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A. Other than as set forth in Exhibit 103 hereto, this Form ABS-EE/A does not reflect events occurring after the filing of the January 2019 Form ABS-EE.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

USAA ACCEPTANCE, LLC
(Depositor)

Date: August 9, 2019	By:	/s/ Brett Seybold
	Name:	Brett Seybold
	Title:	President, Treasurer (senior officer in charge of securitization)